Quarterly Report
September 30, 2025
Elfun Trusts

Elfun Trusts
Quarterly Report
September 30, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.7% †
Application Software - 4.1%
Adobe, Inc. (a)	165,400	$58,344,850
Salesforce, Inc.	270,449	64,096,413
Synopsys, Inc. (a)	135,100	66,656,989
		189,098,252
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	1,124,900	246,994,293
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	95,700	60,317,796
Consumer Staples Merchandise Retail - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	576,098	53,721,139
Data Center REITs - 1.5%
Equinix, Inc.	86,600	67,828,584
Diversified Banks - 4.6%
Bank of America Corp.	1,703,400	87,878,406
JPMorgan Chase & Co.	398,921	125,831,651
		213,710,057
Electrical Components & Equipment - 3.6%
Eaton Corp. PLC	203,100	76,010,175
Emerson Electric Co.	692,100	90,789,678
		166,799,853
Environmental & Facilities Services - 2.5%
Tetra Tech, Inc.	1,313,598	43,847,901
Waste Management, Inc.	332,900	73,514,307
		117,362,208
Financial Exchanges & Data - 1.4%
S&P Global, Inc.	131,700	64,099,707
Healthcare Equipment - 1.6%
Abbott Laboratories	558,900	74,859,066
Home Improvement Retail - 2.0%
Home Depot, Inc.	233,700	94,692,903
Industrial Gases - 1.4%
Linde PLC	139,200	66,120,000
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	81,400	61,713,410
Integrated Oil & Gas - 1.8%
Exxon Mobil Corp.	742,837	83,754,872
Interactive Media & Services - 11.7%
Alphabet, Inc., Class A	547,700	133,145,870
Alphabet, Inc., Class C	781,200	190,261,260
Meta Platforms, Inc., Class A	299,192	219,720,621
		543,127,751
Investment Banking & Brokerage - 1.7%
Goldman Sachs Group, Inc.	97,300	77,484,855
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	164,300	79,688,786
Multi-Utilities - 1.4%
CMS Energy Corp.	902,300	66,102,498
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 1.1%
ConocoPhillips	555,700	$52,563,663
Passenger Ground Transportation - 1.8%
Uber Technologies, Inc. (a)	856,000	83,862,320
Pharmaceuticals - 4.8%
Eli Lilly & Co.	154,100	117,578,300
Johnson & Johnson	564,228	104,619,156
		222,197,456
Property & Casualty Insurance - 1.4%
Chubb Ltd.	228,700	64,550,575
Semiconductor Materials & Equipment - 1.9%
Applied Materials, Inc.	423,100	86,625,494
Semiconductors - 15.3%
Advanced Micro Devices, Inc. (a)	462,400	74,811,696
Broadcom, Inc.	242,700	80,069,157
NVIDIA Corp.	2,590,200	483,279,516
Texas Instruments, Inc.	393,000	72,205,890
		710,366,259
Systems Software - 9.7%
Microsoft Corp.	787,135	407,696,573
ServiceNow, Inc. (a)	47,900	44,081,412
		451,777,985
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	1,181,000	300,718,030
Telecom Tower REITs - 1.0%
American Tower Corp.	234,929	45,181,545
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	75,767	72,331,724
Transaction & Payment Processing Services - 2.8%
Mastercard, Inc., Class A	69,500	39,532,295
Visa, Inc., Class A	267,000	91,148,460
		130,680,755
Water Utilities - 0.9%
American Water Works Co., Inc.	299,100	41,631,729
Total Common Stock (Cost $1,874,042,917)		4,589,963,565
Short-Term Investments - 1.5%
State Street Institutional Treasury Money Market Fund - Premier Class 4.06% (b)(c)	36,146,428	36,146,428
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (b)(c)	31,005,108	31,005,108
Total Short-Term Investments (Cost $67,151,536)		67,151,536
Total Investments (Cost $1,941,194,453)		4,657,115,101
Liabilities in Excess of Other Assets, net - (0.2)%		(7,429,467)
NET ASSETS - 100.0%		$4,649,685,634

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
September 30, 2025 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,589,963,565	$—	$—	$4,589,963,565
Short-Term Investments	67,151,536	—	—	67,151,536
Total Investments in Securities	$4,657,115,101	$—	$—	$4,657,115,101

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	14,719,792	$14,719,792	$202,157,257	$180,730,621	$—	$—	36,146,428	$36,146,428	$1,307,786
State Street Institutional U.S. Government Money Market Fund - Class G Shares	10,885,408	10,885,408	200,850,321	180,730,621	—	—	31,005,108	31,005,108	1,186,881
TOTAL		$25,605,200	$403,007,578	$361,461,242	$—	$—		$67,151,536	$2,494,667
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in the Fund’s Schedule of Investments.
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